CONCENTRATIONS AND CREDIT RISK INSTANT (Details)	Dec. 31, 2012	Mar. 31, 2012
Accounts Payable at Growers Synergy Pte. Ltd. - related party	42.50%	16.40%
Accounts Payable at Stevia Ventures Corporation	3.70%	54.10%
Total Accounts Payable	46.20%	70.50%